Note 21 Debt certificates (Details) - EUR (€) € in Millions		Jun. 30, 2023	Dec. 31, 2022
Debt certificates issued [Line Items]
Debt certificates issued		€ 63,158	€ 55,429
Issued in euros [Member]
Debt certificates issued [Line Items]
Debt certificates issued		41,976	35,611
Issued in euros [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt certificates issued		3,076	1,079
Issued in euros [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt certificates issued		17,519	16,979
Issued in euros [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt certificates issued		6,809	7,665
Issued in euros [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[1]	1,062	959
Issued in euros [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt certificates issued		2,412	2,501
Issued in euros [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt certificates issued		3,175	139
Issued in euros [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		7,922	6,289
Issued in euros [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt certificates issued		4,000	3,000
Issued in euros [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		3,922	3,289
issued in foreign currency [Member]
Debt certificates issued [Line Items]
Debt certificates issued		21,182	19,819
issued in foreign currency [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt certificates issued		299	351
issued in foreign currency [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt certificates issued		9,467	9,323
issued in foreign currency [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt certificates issued		103	114
issued in foreign currency [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[1]	4,266	3,724
issued in foreign currency [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt certificates issued		0	0
issued in foreign currency [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt certificates issued		57	111
issued in foreign currency [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		6,991	6,196
issued in foreign currency [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt certificates issued		1,842	1,876
issued in foreign currency [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		€ 5,149	€ 4,320

[1]	1) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9